Paradigm Select Fund
	Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	$ 1,533,564	1.36%

Electrical Work
23,600	EMCOR Group Inc.	8,723,268	7.71%

Electromedical & Electrotherapeutic Apparatus
12,200	Integer Holdings Corporation *	1,439,722
10,200	Masimo Corporation *	1,699,320
		3,139,042	2.77%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.	847,143	0.75%

General Industrial Machinery & Equipment
102,300	Zurn Elkay Water Solutions Corp.	3,373,854	2.98%

In Vitro & In Vivo Diagnostic Substances
205,100	Neogen Corporation *	1,778,217
40,000	QuidelOrtho Corporation *	1,398,800
		3,177,017	2.81%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation	2,017,053	1.78%

Instruments For Measurement & Testing of Electricity & Electric Signals
20,000	Cohu Inc. *	294,200
33,650	Teradyne, Inc.	2,779,490
		3,073,690	2.72%

Laboratory Analytical Instruments
25,000	Revvity, Inc.	2,645,000	2.34%

Measuring & Controlling Devices, NEC
8,000	Onto Innovation Inc. *	970,720	0.86%

Miscellaneous Manufacturing Industries
16,600	Hillenbrand, Inc.	400,724	0.35%

Motors & Generators
12,200	Regal Rexnord Corp.	1,388,970	1.23%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
40,000	Enovis Corporation *	1,528,400	1.35%

Plastics Products
12,000	Entegris, Inc.	1,049,760	0.93%

Printed Circuit Boards
17,400	Jabil, Inc.	2,367,618	2.09%

Retail - Catalog & Mail-Order Houses
10,000	Insight Enterprises, Inc. *	1,499,900	1.33%

Retail - Family Clothing Stores
62,000	American Eagle Outfitters, Inc.	720,440	0.64%

Retail - Lumber & Other Building Materials Dealers
42,700	Builders FirstSource, Inc. *	5,334,938	4.72%

Retail - Radio, TV & Consumer Electronics Stores
41,900	Best Buy Co., Inc.	3,084,259	2.73%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)	4,141,755	3.66%

Semiconductors & Related Devices
20,000	Formfactor, Inc. *	565,800
80,175	Kulicke & Soffa Industries Inc. (Singapore)	2,644,172
75,700	Marvell Technology, Inc.	4,660,849
20,000	Penguin Solutions, Inc. *	347,400
12,800	Qorvo, Inc. *	926,848
		9,145,069	8.09%

Services - Business Services, NEC
48,000	Concentrix Corporation	2,670,720	2.36%

Services - Help Supply Services
77,625	Kelly Services, Inc. - Class A	1,022,321
68,325	Kforce Inc.	3,340,409
		4,362,731	3.86%

Services - Medical Laboratories
68,800	Natera, Inc. *	9,729,008	8.60%

Services - Prepackaged Software
32,100	Progress Software Corporation	1,653,471	1.46%

Services - Services, NEC
200,000	Enviri Corporation *	1,330,000	1.18%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	1,294,000	1.14%

Special Industry Machinery, NEC
48,000	Axcelis Technologies, Inc. *	2,384,160
40,000	Veeco Instruments, Inc. *	803,200
		3,187,360	2.82%

Steel Pipe & Tubes
18,000	ATI, Inc. *	936,540	0.83%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	2,826,408	2.50%

Surgical & Medical Instruments & Apparatus
96,200	Globus Medical, Inc. - Class A *	7,041,840
60,000	Integra Lifesciences Holdings Company *	1,319,400
100,000	Tactile Systems Technology *	1,322,000
		9,683,240	8.56%

Title Insurance
5,900	Fidelity National Financial, Inc.	383,972	0.34%

Wholesale - Computers & Peripheral Equipment & Software
10,000	TD SYNNEX Corporation	1,039,600	0.92%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
15,000	EnerSys	1,373,700	1.21%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company	4,119,780	3.64%

Total for Common Stocks (Cost $71,923,438)		104,752,713	92.62%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities Inc.	1,734,453	1.53%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
7,176,238	Goldman Sachs FS Government Fund Institutional - 4.22% **	7,176,238	6.35%
Total for Money Market Funds (Cost $7,176,238)

Total Investment Securities		113,663,404	100.50%
	(Cost $80,324,922)

Liabilities in Excess of Other Assets		(564,166)	-0.50%

Net Assets		$113,099,238	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2025.